Accounting Principles - Additional Information (Detail)			12 Months Ended
	May 22, 2018 USD ($) $ / shares shares	Jul. 25, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2016 USD ($) Subsidiaries $ / shares		Jan. 01, 2018 USD ($)	Jan. 01, 2017 USD ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares
Disclosure of changes in accounting estimates [line items]
Equity adjustment			$ 450,272,000	$ 283,985,000	[1]	$ 272,984,000	[1]	$ 285,904,000	$ 274,671,000	$ 285,260,000	$ 285,260,000	[1]
Par value per share | $ / shares			$ 0.05	$ 0.05		$ 0.05					$ 0.05
Number of subsidiaries | Subsidiaries						2
Non-controlling shareholders interest			30.50%	20.30%
Bottom of Range [member]
Disclosure of changes in accounting estimates [line items]
Increase in right of used assets			$ 35,000,000
Top of Range [member]
Disclosure of changes in accounting estimates [line items]
Increase in right of used assets			$ 45,000,000
Cellectis [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary			100.00%	100.00%
Calyxt Inc [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary			69.50%	79.70%
Gross proceeds	$ 57,000,000	$ 64,400,000		$ 58,000,000
Common stock sold | shares	4,057,500	8,050,000
Par value per share | $ / shares	$ 15.00	$ 8
Shares to underwriters		$ 20,000,000
Selling price per common share | $ / shares	$ 15.00
Common stock for exercising underwriters' option | shares	457,500
Underwriting discounts and commissions	$ 3,200,000			$ 3,100,000
Offering expense	$ 700,000
Non-controlling shareholders interest			30.50%	20.30%
Calyxt Inc [member] | Cellectis [member]
Disclosure of changes in accounting estimates [line items]
Purchase of common stock | shares	550,000
Purchase of common stock, value	$ 8,300,000
Increase (Decrease) Due to Application of IFRS 15 [member]
Disclosure of changes in accounting estimates [line items]
Equity adjustment				$ (1,919,000)		$ (1,686,000)		$ (1,919,000)	$ (1,686,000)	(1,742,000)
Adjustments [member] | Increase (Decrease) Due to Application of IFRS 15 [member]
Disclosure of changes in accounting estimates [line items]
Equity adjustment										$ 1,700,000

[1]	2017 consolidated financial statements have been restated for the purpose of IFRS15 application. Reconciliation between the consolidated financial statements presented in previous periods and the 2018 consolidated financial statements is available in Note 2.3.